Right-of-Use Asset - Balance sheet information (Details) - Blade Urban Air Mobility [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Operating leases:
Right-of-use asset	$ 569	$ 737	$ 397
Operating lease liability, current	394	430	195
Operating lease liability, long term	$ 125	$ 291	$ 175